Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Jun. 25, 2018
Document Effective Date	Jun. 25, 2018
Prospectus Date	Oct. 27, 2017
UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus:
Trading Symbol	UEMAX
UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus:
Trading Symbol	UEMPX